Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000252256 [Member] | AppLovin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000252256 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000252256 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000252256 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000252256 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000252256 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000252256 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000252256 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000252256 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000252256 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000252256 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000252256 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000252256 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000252256 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000252256 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000252256 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000252256 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
C000252256 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000252257 [Member] | AppLovin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000252257 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000252257 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000252257 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000252257 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000252257 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000252257 [Member] | Sea Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000252257 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000252257 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000252257 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000252257 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000252257 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000252257 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000252257 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000252257 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000252257 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000252257 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
C000252257 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%